Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Valuation allowance as of beginning of year	$ (121,379)	$ (74,842)	$ (83,434)
Valuation allowance as of end of year	(154,569)	(121,379)	(74,842)
Decreases Recorded as Benefit to Income Tax Provision [Member]
Valuation Allowance [Line Items]
Decreases (increases) recorded as benefit to income tax provision	2,046	1,913	36,606
Decreases Recorded as Benefit to Equity [Member]
Valuation Allowance [Line Items]
Decreases (increases) recorded as benefit to income tax provision	0	0	24,537
Increases Recorded to Income Tax Provision [Member]
Valuation Allowance [Line Items]
Decreases (increases) recorded as benefit to income tax provision	$ (35,236)	$ (48,450)	$ (52,551)